TD Asset Management USA Funds Inc.
31 West 52nd Street,
New York, New York 10019

February 26, 2007

VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	TD Asset Management USA Funds Inc. (the “Company”) File Nos. 033-96132 and 811-9086 Rule 497(j) Filing

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 25 to the Company’s registration statement on Form N-1A that was filed electronically with the Securities and Exchange Commission on February 16, 2007.

Please do not hesitate to contact the undersigned at (617) 824-1428 if you have questions, or if you require anything further in connection with this filing.

Very truly yours,

/s/ Kerry Reilly Assistant Counsel
cc:	Michele Teichner - TD Asset Management USA Funds Inc. Elliot Gluck - Willkie Farr & Gallagher LLP